Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities [abstract]
Summary of Disclosure Of Future Minimum Purchase Commitments	The amounts in the table below represent the minimum amounts payable by Polestar under these commitments as of June 30, 2026:

	As of June 30, 2026	As of December 31, 2025
Acquisition of intangible assets commitments – related parties	784	12,634
Non-cancelable manufacturing commitments – related parties	330,889	287,065
PS4 license volume commitments – related parties	57,616	55,981
Logistics service and other third party commitments	4,277	28,022
Total	393,566	383,702